Retained Earnings, Legal Reserve And Dividends (Narrative) (Detail) (JPY ¥)	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 Under The Company Law [Member] Minimum [Member]	Mar. 31, 2014 Under The Company Law [Member] Maximum [Member]	Mar. 31, 2014 Under The Banking Law [Member] Minimum [Member]	Mar. 31, 2014 Under The Banking Law [Member] Maximum [Member]	Mar. 31, 2014 Under The Code And Japanese GAAP [Member]	Oct. 01, 2005 Under The Code And Japanese GAAP [Member]	Apr. 02, 2001 Under The Code And Japanese GAAP [Member]
Retained Earnings Appropriated And Transferred [Line Items]
Percentage of aggregate amount of cash dividends and certain appropriations of retained earnings associated with cash set aside as legal reserve			10.00%		20.00%
Percentage of aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus over stated capital				25.00%		100.00%
Percentage of aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus available for dividends over stated capital				25.00%		100.00%
Common stock issued, Value	¥ 1,647,145,000,000	¥ 1,646,035,000,000							¥ 924,400,000,000
Preferred stock issued, Value	442,100,000,000	442,100,000,000							222,100,000,000
Legal capital surplus	6,363,413,000,000	6,348,133,000,000						3,577,570,000,000	2,838,693,000,000
Common stock and preferred stock issued, Value								1,383,052,000,000
Retained earnings								757,458,000,000
MUFG's amount available for dividends							¥ 4,402,718,000,000